Business Acquisitions - Actual Operation Results for Riggs Distler (Details) - Drum $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Utility infrastructure services revenues	$ 163,830
Net income attributable to Southwest Gas Holdings, Inc.	$ 1,374